Entity Level Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Entity Level Disclosures [Abstract]
Schedule of Revenues by Geographical Area	Revenues by geographical area (based on the location of customers):
	Year ended on December 31,
	2024	2023	2022
	USD in thousands
USA	15,785	49,954	52,129
Europe	8,419	19,285	21,731
Great Britain	662	5,628	166
Israel	4,864	15,653	15,266
Canada	117	944	385
Asia	10	254	2,108
Other	1	6	73
	29,858	91,724	91,858

Schedule of Revenue by Major Customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended on December 31,
	2024	2023	2022
	USD in thousands

Customer A	4,336	14,471	16,919

Customer B	5,473	11,334	16,468